Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lease commitments
Purchase commitment, Less than one year	¥ 73,817
Purchase commitments, 1-2 Years	6,667
Purchase commitments, 2-3 Years	6,667
Purchase commitments, 3-5 Years	6,667
Purchase commitment	93,818
Purchase commitment
Capital commitment, Less than one year	1,806
Capital commitment	¥ 1,806